Fair Value - Weighted Average Unobservable Assumptions Used In The Fair Value Measurements (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted Average | Discount rate
Unobservable Assumptions
Deferred purchase price liabilities, measurement input	0.080	0.350
Retained bonds, measurement input	0.069	0.027
Weighted Average | Discount rate | TRA obligation
Unobservable Assumptions
Deferred purchase price liabilities, measurement input	0.483	0.135
Weighted Average | Discount rate | MSR
Unobservable Assumptions
Mortgage servicing rights, measurement input	0.101	0.085
Weighted Average | WAL (in years)
Unobservable Assumptions
Retained bonds, measurement input	4.9	5.1
Weighted Average | Weighted average prepayment speed (CPR) | MSR
Unobservable Assumptions
Mortgage servicing rights, measurement input	0.064	0.083
Weighted Average | Loans held for investment, subject to HMBS related obligations | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.219	0.208
Weighted Average | Loans held for investment, subject to HMBS related obligations | Loss frequency
Unobservable Assumptions
Loans held-for-investment, measurement input	0.041	0.045
Weighted Average | Loans held for investment, subject to HMBS related obligations | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.027	0.033
Weighted Average | Loans held for investment, subject to HMBS related obligations | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.050	0.024
Weighted Average | Loans held for investment, subject to HMBS related obligations | Average draw rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.011	0.011
Weighted Average | HECM buyouts - securitized (nonperforming) | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.392	0.412
Weighted Average | HECM buyouts - securitized (nonperforming) | Loss frequency
Unobservable Assumptions
Loans held-for-investment, measurement input	0.517	0.595
Weighted Average | HECM buyouts - securitized (nonperforming) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.052	0.043
Weighted Average | HECM buyouts - securitized (nonperforming) | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.087	0.041
Weighted Average | HECM buyouts - securitized (performing) | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.152	0.133
Weighted Average | HECM buyouts - securitized (performing) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.048	0.077
Weighted Average | HECM buyouts - securitized (performing) | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.082	0.037
Weighted Average | HECM buyouts - securitized (performing) | WAL (in years)
Unobservable Assumptions
Loans held-for-investment, measurement input	8.0	9.0
Weighted Average | Non-agency reverse mortgage loans - securitized | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.143	0.186
Weighted Average | Non-agency reverse mortgage loans - securitized | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.100	0.100
Weighted Average | Non-agency reverse mortgage loans - securitized | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.071	0.036
Weighted Average | Non-agency reverse mortgage loans - securitized | WAL (in years)
Unobservable Assumptions
Loans held-for-investment, measurement input	9.7	7.5
Weighted Average | Non-agency reverse mortgage loans - securitized | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.431	0.434
Weighted Average | Non-agency reverse mortgage loans - securitized | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	0.038	0.047
Weighted Average | Fix & flip mortgage loans - securitized | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.175	0.057
Weighted Average | Fix & flip mortgage loans - securitized | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.112	0.141
Weighted Average | Fix & flip mortgage loans - securitized | Loss rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.005	0.006
Weighted Average | Inventory buy-outs | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.413	0.432
Weighted Average | Inventory buy-outs | Loss frequency
Unobservable Assumptions
Loans held-for-investment, measurement input	0.476	0.594
Weighted Average | Inventory buy-outs | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.056	0.038
Weighted Average | Inventory buy-outs | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.087	0.041
Weighted Average | Non-agency reverse mortgage loans | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.138	0.148
Weighted Average | Non-agency reverse mortgage loans | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.100	0.100
Weighted Average | Non-agency reverse mortgage loans | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.071	0.036
Weighted Average | Non-agency reverse mortgage loans | WAL (in years)
Unobservable Assumptions
Loans held-for-investment, measurement input	12.0	9.2
Weighted Average | Non-agency reverse mortgage loans | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.364	0.478
Weighted Average | Non-agency reverse mortgage loans | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	0.036	0.044
Weighted Average | Fix & flip mortgage loans | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.166	0.059
Weighted Average | Fix & flip mortgage loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.095	0.119
Weighted Average | Fix & flip mortgage loans | Loss rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.002	0.004
Weighted Average | Agricultural loans | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.097	0.048
Weighted Average | Agricultural loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.118	0.221
Weighted Average | Agricultural loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.009	0.009
Weighted Average | SRL | Discount rate
Unobservable Assumptions
Loans held-for-sale, measurement input	0.083	0.033
Weighted Average | SRL | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.197	0.142
Weighted Average | SRL | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.010	0.022
Weighted Average | Portfolio loans | Discount rate
Unobservable Assumptions
Loans held-for-sale, measurement input	0.109	0.039
Weighted Average | Portfolio loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.184	0.087
Weighted Average | Portfolio loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.010	0.032
Weighted Average | HMBS related obligations | Conditional repayment rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.218	0.208
Weighted Average | HMBS related obligations | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.050	0.023
Weighted Average | Performing/Nonperforming HECM securitizations | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.211	0.435
Weighted Average | Performing/Nonperforming HECM securitizations | Discount rate
Unobservable Assumptions
Long-term debt, measurement input	0.086	0.023
Weighted Average | Performing/Nonperforming HECM securitizations | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	1.6	0.5
Weighted Average | Securitized non-agency reverse | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.165	0.282
Weighted Average | Securitized non-agency reverse | Discount rate
Unobservable Assumptions
Long-term debt, measurement input	0.072	0.022
Weighted Average | Securitized non-agency reverse | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	6.4	1.6
Weighted Average | Nonrecourse commercial loan financing liability | Discount rate
Unobservable Assumptions
Long-term debt, measurement input	0.145	0.031
Weighted Average | Nonrecourse commercial loan financing liability | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	4.3	4.0
Weighted Average | Nonrecourse commercial loan financing liability | Weighted average prepayment speed (CPR)
Unobservable Assumptions
Long-term debt, measurement input	0.153	0.140
Weighted Average | Nonrecourse MSR financing liability | Discount rate
Unobservable Assumptions
Servicing liability, measurement input	0.102	0.091
Weighted Average | Nonrecourse MSR financing liability | Weighted average prepayment speed (CPR)
Unobservable Assumptions
Servicing liability, measurement input	0.051	0.077
Minimum | Discount rate
Unobservable Assumptions
Retained bonds, measurement input	(0.168)	0.019
Minimum | WAL (in years)
Unobservable Assumptions
Retained bonds, measurement input	2.4	2.6
Minimum | Weighted average prepayment speed (CPR) | MSR
Unobservable Assumptions
Mortgage servicing rights, measurement input	0.010	0.000
Minimum | Loans held for investment, subject to HMBS related obligations | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.024	0.031
Minimum | HECM buyouts - securitized (nonperforming) | Loss frequency
Unobservable Assumptions
Loans held-for-investment, measurement input	0.231	0.250
Minimum | HECM buyouts - securitized (nonperforming) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.024	0.031
Minimum | HECM buyouts - securitized (performing) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.024	0.031
Minimum | Non-agency reverse mortgage loans - securitized | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.000	0.001
Minimum | Non-agency reverse mortgage loans - securitized | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	(0.101)	(0.046)
Minimum | Inventory buy-outs | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.024	0.077
Minimum | Non-agency reverse mortgage loans | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.001	0.002
Minimum | Non-agency reverse mortgage loans | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	(0.101)	(0.046)
Minimum | Fix & flip mortgage loans | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.163	0.057
Minimum | Agricultural loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.110	0.090
Minimum | Agricultural loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.000	0.000
Minimum | SRL | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.185	0.010
Minimum | SRL | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input		0.010
Minimum | Portfolio loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.000	0.000
Minimum | Portfolio loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input		0.010
Minimum | Performing/Nonperforming HECM securitizations | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.199	0.308
Minimum | Performing/Nonperforming HECM securitizations | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	1.5	0.2
Minimum | Securitized non-agency reverse | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.083	0.184
Minimum | Securitized non-agency reverse | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	0.2	1.0
Minimum | Nonrecourse MSR financing liability | Discount rate
Unobservable Assumptions
Servicing liability, measurement input	0.100	0.081
Minimum | Nonrecourse MSR financing liability | Weighted average prepayment speed (CPR)
Unobservable Assumptions
Servicing liability, measurement input	0.008	0.020
Maximum | Discount rate
Unobservable Assumptions
Retained bonds, measurement input	0.122	0.082
Maximum | WAL (in years)
Unobservable Assumptions
Retained bonds, measurement input	24.1	25.0
Maximum | Weighted average prepayment speed (CPR) | MSR
Unobservable Assumptions
Mortgage servicing rights, measurement input	0.085	0.128
Maximum | Loans held for investment, subject to HMBS related obligations | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.121	0.077
Maximum | HECM buyouts - securitized (nonperforming) | Loss frequency
Unobservable Assumptions
Loans held-for-investment, measurement input	1.000	1
Maximum | HECM buyouts - securitized (nonperforming) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.121	0.077
Maximum | HECM buyouts - securitized (performing) | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.121	0.077
Maximum | Non-agency reverse mortgage loans - securitized | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.747	0.647
Maximum | Non-agency reverse mortgage loans - securitized | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	0.073	0.14
Maximum | Inventory buy-outs | Loss severity
Unobservable Assumptions
Loans held-for-investment, measurement input	0.121	0.031
Maximum | Non-agency reverse mortgage loans | LTV
Unobservable Assumptions
Loans held-for-investment, measurement input	0.679	0.687
Maximum | Non-agency reverse mortgage loans | HPA
Unobservable Assumptions
Loans held-for-investment, measurement input	0.073	0.140
Maximum | Fix & flip mortgage loans | Discount rate
Unobservable Assumptions
Loans held-for-investment, measurement input	0.258	0.100
Maximum | Agricultural loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-investment, measurement input	1.000	1.000
Maximum | Agricultural loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-investment, measurement input	0.010	0.009
Maximum | SRL | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.250	0.171
Maximum | SRL | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input		0.572
Maximum | Portfolio loans | Prepayment rate (SMM)
Unobservable Assumptions
Loans held-for-sale, measurement input	0.243	0.145
Maximum | Portfolio loans | Default rate (CDR)
Unobservable Assumptions
Loans held-for-sale, measurement input		0.540
Maximum | Performing/Nonperforming HECM securitizations | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.222	0.544
Maximum | Performing/Nonperforming HECM securitizations | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	1.6	0.8
Maximum | Securitized non-agency reverse | Conditional repayment rate
Unobservable Assumptions
Long-term debt, measurement input	0.461	0.359
Maximum | Securitized non-agency reverse | WAL (in years)
Unobservable Assumptions
Long-term debt, measurement input	11.7	2.3
Maximum | Nonrecourse MSR financing liability | Discount rate
Unobservable Assumptions
Servicing liability, measurement input	0.120	0.101
Maximum | Nonrecourse MSR financing liability | Weighted average prepayment speed (CPR)
Unobservable Assumptions
Servicing liability, measurement input	0.092	0.110